Note 9 - Income tax - Summary of Differences Between Income Tax and Theoretical Amount Using Tax Rate in Each Country (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of income tax [line items]
Income before income tax	$ 4,632,789	$ 3,165,937	$ 1,242,766
Less impairment charges (non-deductible)		76,725	57,075
Income before income tax without impairment charges	4,632,789	3,165,937	1,299,841
Tax calculated at the tax rate in each country	(1,127,428)	(705,727)	(209,765)
Effect of currency translation on tax base	(346,573)	(187,186)	(76,043)
Changes in the tax rates	1,535	(3,422)	(29,881)
Utilization of previously unrecognized tax losses	787	29,560	966
Tax revaluation, withholding tax and others	796,723	249,539	125,275
Tax charges	(674,956)	(617,236)	(189,448)
Non-deductible [Member]
Disclosure of income tax [line items]
Less impairment charges (non-deductible)			$ 57,075